Branch Transactions (Schedule Of Sale Of Branch) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Gain on Sale of branch	$ 1,172
Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total liabilities released	29,500
Total assets released	28,328
Net Gain on Sale of branch	1,172
Interest-bearing Deposits [Member] | Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total liabilities released	29,483
Other Liabilities [Member] | Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total liabilities released	17
Cash Paid Including Cash On Hand [Member] | Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets released	16,590
Loans Including Accrued Interest [Member] | Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets released	11,467
Premises And Equipment [Member] | Custar Branch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets released	$ 271